Note C - Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Inventory, Current [Table Text Block]
I n v ento r ies-net	2015	2014
Raw materials and in-process	$25,652	$16,217
Finished parts	46,270	42,414
Finished products	10,896	36,129
Total net inventories	$82,818	$94,760